Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

July 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS S&P 500 Plus Fund (the “Fund”), a series of DWS Value Equity Trust (the “Trust”); (Reg. Nos. 002-78724 and 811-01444)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 83 to the Fund’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on June 28, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3357.

Very truly yours,

                    /s/Thomas H. Connors
Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes & Gray